SCHEDULE OF OPERATING SEGMENT (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2026		Jun. 30, 2025		Jun. 30, 2026		Jun. 30, 2025
Segment Reporting [Line Items]
Revenues	$ 700,575		$ 540,747		$ 1,166,126		$ 894,728
Cost of sales	642,319		492,886		1,065,715		812,931
Gross Profit	58,256		47,861		100,411		81,797
Segment Operating Expenses	53,704	[1],[2]	46,177	[3],[4]	98,987	[5],[6]	85,322	[7],[8]
Segment Operating Income (Loss)	4,552		1,684		1,424		(3,525)
Reconciliation of profit or loss (segment profit/loss)
Acquisition costs	11,582				11,894
Operating Loss	(7,030)		1,684		(10,470)		(3,525)
Other income, net	192		166		304		288
Finance expenses, net	(631)		(300)		(717)		(334)
Loss Before Tax	(7,469)		1,550		(10,883)		(3,571)
North American Brokerage [Member]
Segment Reporting [Line Items]
Revenues	696,364		537,445		1,158,926		889,194
Cost of sales	640,858		491,737		1,063,153		810,986
Gross Profit	55,506		45,708		95,773		78,208
Segment Operating Expenses	50,756	[1],[2]	42,222	[3],[4]	92,624	[5],[6]	77,623	[7],[8]
Segment Operating Income (Loss)	4,750		3,486		3,149		585
One Real Title [Member]
Segment Reporting [Line Items]
Revenues	1,743		1,346		3,002		2,376
Cost of sales	255		216		437		383
Gross Profit	1,488		1,130		2,565		1,993
Segment Operating Expenses	2,045	[1],[2]	2,123	[3],[4]	3,900	[5],[6]	4,411	[7],[8]
Segment Operating Income (Loss)	(557)		(993)		(1,335)		(2,418)
One Real Mortgage [Member]
Segment Reporting [Line Items]
Revenues	1,876		1,709		3,170		2,785
Cost of sales	1,118		900		1,924		1,477
Gross Profit	758		809		1,246		1,308
Segment Operating Expenses	384	[1],[2]	1,492	[3],[4]	1,332	[5],[6]	2,792	[7],[8]
Segment Operating Income (Loss)	374		(683)		(86)		(1,484)
Other Operating Segment [Member]
Segment Reporting [Line Items]
Revenues	592		247		1,028		373
Cost of sales	88		33		201		85
Gross Profit	504		214		827		288
Segment Operating Expenses	519	[1],[2]	340	[3],[4]	1,131	[5],[6]	496	[7],[8]
Segment Operating Income (Loss)	$ (15)		$ (126)		$ (304)		$ (208)

[1]	Segment Operating expenses also include Revenue share expense of approximately $22,210 thousand for the three months ended June 30, 2026, which was recorded in the North American Brokerage segment.
[2]	Segment Operating expenses consist of General and administrative expenses, Marketing expenses, and Research and development expenses.
[3]	Segment Operating expenses consist of General and administrative expenses, Marketing expenses, and Research and development expenses.
[4]	Segment Operating expenses also include Revenue share expense of approximately $17,644 thousand for the three months ended June 30, 2025, which was recorded in the North American Brokerage segment.
[5]	Segment Operating expenses also include Revenue share expense of approximately $37,898 thousand for the six months ended June 30, 2026, which was recorded in the North American Brokerage segment.
[6]	Segment Operating expenses consist of General and administrative expenses, Marketing expenses, and Research and development expenses.
[7]	Segment Operating expenses also include Revenue share expense of approximately $30,148 thousand for the six months ended June 30, 2025, which was recorded in the North American Brokerage segment.
[8]	Segment Operating expenses consist of General and administrative expenses, Marketing expenses, and Research and development